Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
Item 402(v) of the SEC’s Regulation S-K, which was mandated by the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, requires disclosure of information that demonstrates the relationship between executive “compensation actually paid” and our performance against several specific financial metrics. We have included the table and disclosure below in accordance with the final rule, which was effective on October 11, 2022. For further information regarding our executive compensation programs, the metrics the Compensation Committee used to set executive compensation for 2022 (which are different than the financial metrics we are required to include in the tables and discussion below) and our pay-for-performance philosophy, please refer to “Compensation Discussion and Analysis.”
The following table provides information regarding the relationship between total executive compensation, executive “compensation actually paid” and the Company’s performance during the fiscal years ended December 31, 2022, 2021 and 2020.

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO(1) ($)	COMPENSATION ACTUALLY PAID TO PEO(3)(4) ($)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs(2) ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs(3)(4) ($)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME (LOSS) ($ MILLIONS)	COMPANY- SELECTED MEASURE (ADJUSTED EBITDA) ($ MILLIONS)(6)
					TOTAL SHAREHOLDER RETURN ($)	PEER GROUP TOTAL SHAREHOLDER RETURN ($)(5)
2022	6,872,373	3,044,683	1,699,496	1,173,629	80.30	143.37	50.5	135.8
2021	5,478,186	411,369	1,251,965	744,420	102.88	156.59	6.3	96.1
2020	7,550,729	11,184,189	1,630,304	1,908,512	136.14	119.60	(29.0)	87.0

(1)
Joseph F. Woody was the Company’s principal executive officer (“PEO”) for the fiscal years ended December 31, 2022, 2021 and 2020.

(2)
The Company’s named executive officers other than the PEO (the “Non-PEO NEOs”) for the fiscal years ended December 31, 2022, 2021 and 2020 are set forth below:

Fiscal Year 2022	Fiscal Year 2021	Fiscal Year 2020
Michael C. Greiner Mojirade James David E. Ball William D. Haydon Kerr W. Holbrook	Michael C. Greiner David E. Ball William D. Haydon Kerr W. Holbrook	Michael C. Greiner David E. Ball Arjun R. Sarker William D. Haydon John W. Wesley

(3)
The following table shows, for the amounts disclosed above under “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs,” each of the amounts deducted and added to calculate: (i) the “compensation actually paid” to our PEO and (ii) the average “compensation actually paid” to our Non-PEO NEOs for each of the fiscal years ended December 31, 2022, 2021 and 2020:

	FISCAL YEAR 2022		FISCAL YEAR 2021		FISCAL YEAR 2020
	PEO	AVERAGE NON-PEO NEO COMPENSATION	PEO	AVERAGE NON-PEO NEO COMPENSATION	PEO	AVERAGE NON-PEO NEO COMPENSATION
Total Compensation	$6,872,373	$1,699,496	$5,478,186	$1,251,965	$7,550,729	$1,630,304
Adjustments for Defined Benefit and Actuarial Plans
Pension Value	$—	$—	$—	$—	$—	$—
Current Year Pension Value and Change in Pension Value Attributable to Amendments Made in the Current Year	$—	$—	$—	$—	$—	$—
Total Adjustments for Defined Benefit and Actuarial Plans	$—	$—	$—	$—	$—	$—
Adjustments for Stock and Option Awards
Summary Compensation Table Amounts	$(4,500,000)	$(913,826)	$(3,801,785)	$(633,623)	$(5,076,267)	$(684,909)
Unvested Value of Equity Granted During the Fiscal Year	$3,650,069	$732,449	$2,794,114	$465,680	$9,180,281	$943,602
Change in Fair Value of Equity Outstanding at the Beginning and End of the Period	$(1,876,784)	$(199,872)	$(3,052,995)	$(303,967)	$645,042	$22,314
Change in Value for Awards Vested During the Fiscal Year	$(1,100,975)	$(50,413)	$(1,006,151)	$(35,635)	$(1,115,596)	$90,146
Awards Forfeited During the Fiscal Year	$—	$(94,205)	$—	$—	$—	$(92,945)
Total Adjustments for Stock and Option Awards	$(3,827,690)	$(525,867)	$(5,066,817)	$(507,545)	$3,633,460	$278,208
Actual Compensation Paid	$3,044,683	$1,173,629	$411,369	$744,420	$11,184,189	$1,908,512

(4)
The fair value of each equity award was re-measured on each vesting date and/or year-end, as applicable, in accordance with Accounting Standards Codification (ASC) Topic 718. The assumptions used in the valuation of each type of award are summarized below:

•
Time-based restricted stock units: The fair value of TRSUs was based on the Company’s closing stock price on each measurement date.

•
Non-qualified stock options: The fair value of non-qualified stock options was determined using a Black-Scholes option pricing model with the following assumptions:

Year	2019	2020	2021	2022
Volatility	30%	41%	43%	44%
Risk Free Rate	1.6% to 2.7%	0.3% to 2.7%	0.3% to 2.8%	0.3% to 2.3%
Expected Term	4 years	4 years	5 years	5 years
Dividend Yield	—%	—%	—%	—%
Fair Values	$4.09 to $7.51	$6.47 to $22.85	$11.22 to $19.77	$7.67 to $10.26

•
Performance-based restricted stock units: PRSU awards for which vesting was conditioned on meeting a defined measure of total shareholder return (“TSR”) were issued in 2018 and 2019. Such PRSUs would have vested at the end of 2020 and 2021, respectively, had the relevant TSR measures been met. None of such PRSUs vested. The fair value for PRSUs was determined using a Monte Carlo simulation using the following assumptions:

Year	2019	2020	2021
Peer group average volatility	31%	51%	n/a
Risk Free Rate	1.6%	0.1%	n/a
Fair Values	$2.27 to $15.42	$0 to $33.65	$0

(5)
For purposes of determining the TSR of the Company’s peer group, the Company uses the S&P MidCap 400 Index, which is one of the published industry indexes used by the Company to report on the performance of its common stock in its Annual Report on Form 10-K for the year ended December 31, 2022.

(6)
The “Company-Selected Measure” is adjusted EBITDA, which in the Company’s assessment represents the most important financial performance measure (that is not otherwise required to be disclosed in the above table) used by the Company to link compensation actually paid to the Company’s named executive officers, for the year ended December 31, 2022, to Company performance. Adjusted EBITDA is a non-GAAP financial measure. A description of this measure and a reconciliation of adjusted EBITDA to the most directly comparable GAAP financial measures is provided in Appendix A to this proxy statement.

Company Selected Measure Name	ADJUSTED EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
Joseph F. Woody was the Company’s principal executive officer (“PEO”) for the fiscal years ended December 31, 2022, 2021 and 2020.

(2)
The Company’s named executive officers other than the PEO (the “Non-PEO NEOs”) for the fiscal years ended December 31, 2022, 2021 and 2020 are set forth below:

Fiscal Year 2022	Fiscal Year 2021	Fiscal Year 2020
Michael C. Greiner Mojirade James David E. Ball William D. Haydon Kerr W. Holbrook	Michael C. Greiner David E. Ball William D. Haydon Kerr W. Holbrook	Michael C. Greiner David E. Ball Arjun R. Sarker William D. Haydon John W. Wesley

Peer Group Issuers, Footnote [Text Block]
(5)
For purposes of determining the TSR of the Company’s peer group, the Company uses the S&P MidCap 400 Index, which is one of the published industry indexes used by the Company to report on the performance of its common stock in its Annual Report on Form 10-K for the year ended December 31, 2022.

PEO Total Compensation Amount	$ 6,872,373	$ 5,478,186	$ 7,550,729
PEO Actually Paid Compensation Amount	$ 3,044,683	411,369	11,184,189
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
The following table shows, for the amounts disclosed above under “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs,” each of the amounts deducted and added to calculate: (i) the “compensation actually paid” to our PEO and (ii) the average “compensation actually paid” to our Non-PEO NEOs for each of the fiscal years ended December 31, 2022, 2021 and 2020:

	FISCAL YEAR 2022		FISCAL YEAR 2021		FISCAL YEAR 2020
	PEO	AVERAGE NON-PEO NEO COMPENSATION	PEO	AVERAGE NON-PEO NEO COMPENSATION	PEO	AVERAGE NON-PEO NEO COMPENSATION
Total Compensation	$6,872,373	$1,699,496	$5,478,186	$1,251,965	$7,550,729	$1,630,304
Adjustments for Defined Benefit and Actuarial Plans
Pension Value	$—	$—	$—	$—	$—	$—
Current Year Pension Value and Change in Pension Value Attributable to Amendments Made in the Current Year	$—	$—	$—	$—	$—	$—
Total Adjustments for Defined Benefit and Actuarial Plans	$—	$—	$—	$—	$—	$—
Adjustments for Stock and Option Awards
Summary Compensation Table Amounts	$(4,500,000)	$(913,826)	$(3,801,785)	$(633,623)	$(5,076,267)	$(684,909)
Unvested Value of Equity Granted During the Fiscal Year	$3,650,069	$732,449	$2,794,114	$465,680	$9,180,281	$943,602
Change in Fair Value of Equity Outstanding at the Beginning and End of the Period	$(1,876,784)	$(199,872)	$(3,052,995)	$(303,967)	$645,042	$22,314
Change in Value for Awards Vested During the Fiscal Year	$(1,100,975)	$(50,413)	$(1,006,151)	$(35,635)	$(1,115,596)	$90,146
Awards Forfeited During the Fiscal Year	$—	$(94,205)	$—	$—	$—	$(92,945)
Total Adjustments for Stock and Option Awards	$(3,827,690)	$(525,867)	$(5,066,817)	$(507,545)	$3,633,460	$278,208
Actual Compensation Paid	$3,044,683	$1,173,629	$411,369	$744,420	$11,184,189	$1,908,512

Non-PEO NEO Average Total Compensation Amount	$ 1,699,496	1,251,965	1,630,304
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,173,629	744,420	1,908,512
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
The following table shows, for the amounts disclosed above under “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs,” each of the amounts deducted and added to calculate: (i) the “compensation actually paid” to our PEO and (ii) the average “compensation actually paid” to our Non-PEO NEOs for each of the fiscal years ended December 31, 2022, 2021 and 2020:

	FISCAL YEAR 2022		FISCAL YEAR 2021		FISCAL YEAR 2020
	PEO	AVERAGE NON-PEO NEO COMPENSATION	PEO	AVERAGE NON-PEO NEO COMPENSATION	PEO	AVERAGE NON-PEO NEO COMPENSATION
Total Compensation	$6,872,373	$1,699,496	$5,478,186	$1,251,965	$7,550,729	$1,630,304
Adjustments for Defined Benefit and Actuarial Plans
Pension Value	$—	$—	$—	$—	$—	$—
Current Year Pension Value and Change in Pension Value Attributable to Amendments Made in the Current Year	$—	$—	$—	$—	$—	$—
Total Adjustments for Defined Benefit and Actuarial Plans	$—	$—	$—	$—	$—	$—
Adjustments for Stock and Option Awards
Summary Compensation Table Amounts	$(4,500,000)	$(913,826)	$(3,801,785)	$(633,623)	$(5,076,267)	$(684,909)
Unvested Value of Equity Granted During the Fiscal Year	$3,650,069	$732,449	$2,794,114	$465,680	$9,180,281	$943,602
Change in Fair Value of Equity Outstanding at the Beginning and End of the Period	$(1,876,784)	$(199,872)	$(3,052,995)	$(303,967)	$645,042	$22,314
Change in Value for Awards Vested During the Fiscal Year	$(1,100,975)	$(50,413)	$(1,006,151)	$(35,635)	$(1,115,596)	$90,146
Awards Forfeited During the Fiscal Year	$—	$(94,205)	$—	$—	$—	$(92,945)
Total Adjustments for Stock and Option Awards	$(3,827,690)	$(525,867)	$(5,066,817)	$(507,545)	$3,633,460	$278,208
Actual Compensation Paid	$3,044,683	$1,173,629	$411,369	$744,420	$11,184,189	$1,908,512

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
List of Most Important Financial Measures
The three other financial performance measures which in the Company’s assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the Company’s named executive officers, for the year ended December 31, 2022, to Company performance are:
•
Adjusted EBITDA;

•
Net sales;

•
Adjusted diluted earnings per share (“Adjusted EPS”); and

•
Return on invested capital (“ROIC”).

Adjusted EPS and ROIC are non-GAAP financial measures. A reconciliation of Adjusted EPS to the most directly comparable GAAP financial measures is provided in Appendix A to this proxy statement. A reconciliation of ROIC to the most directly comparable GAAP financial measures is provided in Appendix B to this proxy statement.
Set forth below is a table which shows the following for the year ended December 31, 2022: (i) net sales; (ii) Adjusted EPS; (iii) ROIC; and (iv) adjusted EBITDA (the Company-selected measure).

YEAR	NET SALES ($ MILLIONS)	ADJUSTED EPS ($)	RETURN ON INVESTED CAPITAL (%)	COMPANY-SELECTED MEASURE (ADJUSTED EBITDA) ($ MILLIONS)
2022	$820.0	$1.65	5.8%	$135.8

Total Shareholder Return Amount	$ 143.37	156.59	119.6
Peer Group Total Shareholder Return Amount	80.3	102.88	136.14
Net Income (Loss)	$ 50,500,000	$ 6,300,000	$ (29,000,000)
PEO Name	Joseph F. Woody	Joseph F. Woody	Joseph F. Woody
Company Selected Measure Value	$ 135,800,000	$ 96,100,000	$ 87,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	44.00%	43.00%	41.00%	30.00%
Share-Based Payment Arrangement, Stock Options [Member]
Pay vs Performance Disclosure [Table]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	0.30%	0.30%	0.30%	1.60%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	2.30%	2.80%	2.70%	2.70%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Fair Value, Minimum	$ 7.67	$ 11.22	$ 6.47	$ 4.09
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Fair Value, Maximum	$ 10.26	19.77	$ 22.85	$ 7.51
Performance-Based Restricted Stock Units [Member]
Pay vs Performance Disclosure [Table]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate			51.00%	31.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Fair Value, Minimum			$ 0	$ 2.27
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Fair Value, Maximum			$ 33.65	$ 15.42
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			0.10%	1.60%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Fair Value		$ 0
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(6)
The “Company-Selected Measure” is adjusted EBITDA, which in the Company’s assessment represents the most important financial performance measure (that is not otherwise required to be disclosed in the above table) used by the Company to link compensation actually paid to the Company’s named executive officers, for the year ended December 31, 2022, to Company performance. Adjusted EBITDA is a non-GAAP financial measure. A description of this measure and a reconciliation of adjusted EBITDA to the most directly comparable GAAP financial measures is provided in Appendix A to this proxy statement.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net sales
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted diluted earnings per share (“Adjusted EPS”)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Return on invested capital (“ROIC”)
Joseph F. Woody [Member] | Summary Compensation Table Amounts [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,500,000)	$ (3,801,785)	$ (5,076,267)
Joseph F. Woody [Member] | Unvested Value of Equity Granted During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,650,069	2,794,114	9,180,281
Joseph F. Woody [Member] | Change in Fair Value of Equity Outstanding at the Beginning and End of the Period [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,876,784)	(3,052,995)	645,042
Joseph F. Woody [Member] | Change in Value for Awards Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,100,975)	(1,006,151)	(1,115,596)
Joseph F. Woody [Member] | Total Adjustments for Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,827,690)	(5,066,817)	3,633,460
Non-PEO NEO [Member] | Summary Compensation Table Amounts [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(913,826)	(633,623)	(684,909)
Non-PEO NEO [Member] | Unvested Value of Equity Granted During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	732,449	465,680	943,602
Non-PEO NEO [Member] | Change in Fair Value of Equity Outstanding at the Beginning and End of the Period [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(199,872)	(303,967)	22,314
Non-PEO NEO [Member] | Change in Value for Awards Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(50,413)	(35,635)	90,146
Non-PEO NEO [Member] | Awards Forfeited During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(94,205)		(92,945)
Non-PEO NEO [Member] | Total Adjustments for Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (525,867)	$ (507,545)	$ 278,208